Condensed Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Non-current assets
Property and equipment	$ 4,002	$ 5,897
Right of use assets	275,077	35,685
Rental deposits	56,735	48,350
Total non-current assets	335,814	89,932
Current assets
Financial assets measured at fair value through profit or loss	24,273,084	43,194,607
Digital assets	204,594,180	126,468,184
Digital assets – related party	4,033,054
Prepayments and other receivables, net	170,230	85,373
Cash and cash equivalents	3,814,905	4,880,413
Total current assets	236,885,453	174,628,577
Total assets	237,221,267	174,718,509
Equity
Share capital	3,837	3,725
Additional paid-in capital	39,638,050	38,655,794
Treasury shares	(435,943)	(435,943)
Other reserves	24,199,766	22,832,647
Accumulated deficit	(37,880,362)	(43,925,283)
Accumulated other comprehensive loss	(204,438)	(279,765)
Total equity	25,320,910	16,851,175
Non-current liabilities
Lease liabilities	118,632
Total non-current liabilities	118,632
Current liabilities
Digital assets payable	111,294,566	71,437,331
Digital assets payable – related party	40,736,006	8,926,859
Payable to customers	38,489,936	24,092,839
Payable to customers – related party	15,387,875	41,634,975
Accounts and other payables	5,144,466	11,508,989
Taxes payable	541,599	226,096
Lease liabilities	187,277	40,245
Total current liabilities	211,781,725	157,867,334
Total liabilities	211,900,357	157,867,334
Total equity and liabilities	$ 237,221,267	$ 174,718,509